CONDENSED STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2021 USD ($)
Cash flows from operating activities
Net loss	$ (24,442,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash lease expense	134,000
Stock-based compensation expense	1,904,000
Change in fair value of redeemable convertible preferred stock warrants	(2,000)
Change in fair value of redeemable convertible preferred stock tranche liability	751,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(471,000)
Accounts payable and accrued expenses	560,000
Operating lease liabilities	(144,000)
Net cash used in operating activities	(21,710,000)
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net	10,804,000
Proceeds from exercise of stock options and warrants	189,000
Payment of deferred financing costs	(1,254,000)
Net cash provided by (used in) financing activities	9,739,000
Net increase (decrease) in cash and cash equivalents	(11,971,000)
Cash and cash equivalents, beginning	68,702,000
Cash and cash equivalents, ending	56,731,000
Supplemental cash flow information
Unpaid deferred financing costs included in accounts payable and accrued expenses	171,000
Right-of-use assets obtained in exchange for operating lease obligations	282,000
Redeemable Convertible Preferred Stock Warrant
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of redeemable convertible preferred stock warrants	$ 2,000